Insurance technical provisions and pension plans (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	R$ 5,879,921	R$ 6,327,615
Liquid outstanding claims for reinsurance	4,190,074	R$ 4,034,622
Year claims were notified - Up to 2007
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	4,527,764
Payments of claims	(4,505,614)
Liquid outstanding claims for reinsurance	22,150
Year claims were notified - Up to 2007 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,049,408
Year claims were notified - Up to 2007 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,107,420
Year claims were notified - Up to 2007 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,157,532
Year claims were notified - Up to 2007 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,225,589
Year claims were notified - Up to 2007 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,285,309
Year claims were notified - Up to 2007 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,338,449
Year claims were notified - Up to 2007 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,390,840
Year claims were notified - Up to 2007 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,426,256
Year claims were notified - Up to 2007 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,466,917
Year claims were notified - Up to 2007 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,510,383
Year claims were notified - Up to 2007 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,527,764
Year claims were notified - 2008
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	890,132
Payments of claims	(880,207)
Liquid outstanding claims for reinsurance	9,925
Year claims were notified - 2008 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	859,651
Year claims were notified - 2008 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	846,124
Year claims were notified - 2008 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	835,214
Year claims were notified - 2008 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	844,636
Year claims were notified - 2008 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	850,115
Year claims were notified - 2008 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	857,121
Year claims were notified - 2008 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	868,958
Year claims were notified - 2008 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	873,978
Year claims were notified - 2008 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	884,796
Year claims were notified - 2008 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	890,132
Year claims were notified - 2008 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2009
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	1,824,085
Payments of claims	(1,809,102)
Liquid outstanding claims for reinsurance	14,983
Year claims were notified - 2009 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,791,249
Year claims were notified - 2009 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,773,092
Year claims were notified - 2009 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,766,152
Year claims were notified - 2009 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,769,942
Year claims were notified - 2009 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,791,739
Year claims were notified - 2009 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,797,090
Year claims were notified - 2009 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,810,770
Year claims were notified - 2009 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,822,466
Year claims were notified - 2009 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,824,085
Year claims were notified - 2009 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2009 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2010
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	2,292,651
Payments of claims	(2,265,943)
Liquid outstanding claims for reinsurance	26,708
Year claims were notified - 2010 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,260,194
Year claims were notified - 2010 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,235,404
Year claims were notified - 2010 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,232,926
Year claims were notified - 2010 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,251,003
Year claims were notified - 2010 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,268,293
Year claims were notified - 2010 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,281,206
Year claims were notified - 2010 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,291,650
Year claims were notified - 2010 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,292,651
Year claims were notified - 2010 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2010 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2010 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2011
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	2,459,251
Payments of claims	(2,424,679)
Liquid outstanding claims for reinsurance	34,572
Year claims were notified - 2011 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,440,426
Year claims were notified - 2011 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,417,095
Year claims were notified - 2011 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,401,407
Year claims were notified - 2011 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,418,057
Year claims were notified - 2011 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,425,973
Year claims were notified - 2011 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,452,938
Year claims were notified - 2011 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,459,251
Year claims were notified - 2011 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2011 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2011 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2011 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	2,746,804
Payments of claims	(2,694,553)
Liquid outstanding claims for reinsurance	52,251
Year claims were notified - 2012 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,804,706
Year claims were notified - 2012 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,695,513
Year claims were notified - 2012 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,696,091
Year claims were notified - 2012 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,705,326
Year claims were notified - 2012 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,729,230
Year claims were notified - 2012 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,746,804
Year claims were notified - 2012 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2012 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	2,659,375
Payments of claims	(2,599,885)
Liquid outstanding claims for reinsurance	59,490
Year claims were notified - 2013 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,815,311
Year claims were notified - 2013 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,648,135
Year claims were notified - 2013 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,622,005
Year claims were notified - 2013 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,658,925
Year claims were notified - 2013 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,659,375
Year claims were notified - 2013 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2013 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	3,323,339
Payments of claims	(3,243,342)
Liquid outstanding claims for reinsurance	79,997
Year claims were notified - 2014 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,523,133
Year claims were notified - 2014 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,306,665
Year claims were notified - 2014 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,317,745
Year claims were notified - 2014 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,323,339
Year claims were notified - 2014 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2014 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	3,671,224
Payments of claims	(3,563,269)
Liquid outstanding claims for reinsurance	107,955
Year claims were notified - 2015 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,805,260
Year claims were notified - 2015 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,695,713
Year claims were notified - 2015 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,671,224
Year claims were notified - 2015 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2015 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	3,541,988
Payments of claims	(3,393,389)
Liquid outstanding claims for reinsurance	148,599
Year claims were notified - 2016 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,661,006
Year claims were notified - 2016 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,541,988
Year claims were notified - 2016 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2016 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	3,443,486
Payments of claims	(2,736,036)
Liquid outstanding claims for reinsurance	707,450
Year claims were notified - 2017 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,443,486
Year claims were notified - 2017 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - 2017 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2017)	31,380,099
Payments of claims	(30,116,019)
Liquid outstanding claims for reinsurance	1,264,080
Year claims were notified - Total | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	0
Year claims were notified - Total | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	R$ 0